Investments, at Fair Value Through Profit and Loss	6 Months Ended
Jun. 30, 2026
Investments, at Fair Value Through Profit and Loss [Abstract]
Investments, at fair value through profit and loss
5.	Investments, at fair value through profit and loss

At June 30, 2026, the Company’s investment portfolio consisted of one publicly traded investment, twelve private investments, and two other investments for a total estimated fair value of $34,533,141 (December 31, 2025 – one publicly traded investment and twelve private investments for a total estimated fair value of $29,645,148).

During the six months ended June 30, 2026, the Company had a realized loss of $nil and an unrealized loss of $16,757,944 (June 30, 2025 – realized loss of $478,182 and an unrealized gain of $2,702) on private investments, public investments and other investments.

Public Investments

At June 30, 2026, the Company’s one public investment had a total fair value of $335,280.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		2,272,831 common shares and 667,000 warrants	$857,337	$335,280	100.0%
Total public investments			$857,337	$335,280	100.0%

At December 31, 2025, the Company’s one public investment had a total fair value of $272,520.

Public Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
TenX Protocols Inc.		1,334,000 common shares and 667,000 warrants	$729,965	$272,520	100.0%
Total public investments			$729,965	$272,520	100.0%

Private Investments

At June 30, 2026, the Company’s twelve private investments had a total fair value of $15,147,378.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$11,442,068	75.5%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	505,435	3.3%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	1.3%
ZKP Corporation	(i)	370,370 common shares	1,000,000	-	0.0%
CH Technical Solutions SA		25 common shares	3,952,977	-	0.0%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	3.3%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	3.3%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	13.2%
Total private investments			$36,112,536	$15,147,378	100.0%

(i)	Investments in related party entities see Note 27

At December 31, 2025, the Company’s twelve private investments had a total fair value of $29,372,628.

Private Issuer	Note	Security description	Cost	Estimated Fair Value	% of FV
Amina Bank AG		3,906,250 non-voting shares	$24,749,403	$24,285,752	82.7%
Earnity Inc.		85,142 preferred shares	95,538	-	0.0%
Luxor Technology Corporation		201,633 preferred shares	460,016	524,963	1.8%
SDK:meta, LLC		1,000,000 units	2,495,232	-	0.0%
Skolem Technologies Ltd.		16,354 preferred shares	129,495	-	0.0%
VolMEX Labs Corporation		Rights to certain preferred shares and warrants	30,000	-	0.0%
Global Benchmarks AB	(i)	53,300 common shares	199,875	199,875	0.7%
ZKP Corporation	(i)	370,370 common shares	1,000,000	1,000,000	3.4%
CH Technical Solutions SA		25 common shares	3,952,977	362,038	1.2%
Canada Stablecorp Inc.		303,030 common shares	500,000	500,000	1.7%
Continental Stable Coin		Rights to certain preferred shares	500,000	500,000	1.7%
Bonsol Labs Inc.		Rights to certain preferred shares	2,000,000	2,000,000	6.8%
Total private investments			$36,112,536	$29,372,628	100.0%

(i)	Investments in related party entities see Note 27

Other investments, at fair value through profit and loss

At June 30, 2026, the Company’s two other investments had a total fair value of $19,050,483.

Other investments	Note		Cost	Estimated Fair Value	% of FV
STRC preferred shares		200,914 preferred shares	$19,999,990	$17,049,562	89.5%
Short-term investment		2,000,921 RWUSD	$2,000,000	$2,000,921	10.5%
Total other investments			$21,999,990	$19,050,483	100.0%

The Strategy Variable Rate Perpetual Stretch Preferred Shares Series A (trading symbol “STRC” – Nasdaq) are classified as a level 1 financial instrument in the fair value hierarchy classification and are measured at fair value through profit and loss. The preferred shares yield approximately 12% per annum.

For the six months ended June 30, 2026, the Company recognized $921 through interest income relating to the short-term investments. These short-term investments are redeemable on demand for USDC.